Bank Loans and issuance of Debt Securities - Summary of Unpaid Balance of Loan - Loans Contracted with Banking Institutions and Third Parties (Detail) - MXN ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Detailed Information About Borrowings [Line Items]
Loans	$ 13,252,258
Less - Current portion	(141,412)	$ (84,758)	$ (3,529,102)
Long-term borrowings (Note 17.a)	4,110,846	4,529,518	421,363
Long-term Debt and Payable [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loans	4,252,258	4,614,276	3,950,465
Unsecured Loan With MBJA On September 14, 2007 [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loans	148,014	167,884	203,457
Unsecured Loan With MBJA In June 2007 [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loans	215,843	225,999	188,185
Unsecured Loan With MBJA In February 2009 [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loans	10,065	10,539	8,775
Unsecured Loan With IFC On December 12, 2012 [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loans	73,504	216,972	219,383
SITA Information Networking Computing BV,USA [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loans	35,370	46,058	44,223
Unsecured Loan With GAP On January 19, 2016 [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loans	1,884,731	1,973,412	1,651,824
Unsecured Loan With GAP On February 15, 2016 [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loans	$ 1,884,731	$ 1,973,412	$ 1,634,618